S000013694 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	228 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
ICE Short US Treasury Securities Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.78%	2.74%	2.03%
iShares 0-1 Year Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	3.02%	2.10%
Performance Inception Date					Jan. 05, 2007
iShares 0-1 Year Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	1.75%	1.24%
iShares 0-1 Year Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.46%	1.77%	1.24%

[1]	The ICE Short US Treasury Securities Index (Spliced) reflects the performance of the Barclays U.S. Short Treasury Bond Index through June 30, 2016; the standard pricing variant of the ICE Short US Treasury Securities Index from July 1, 2016 through February 28, 2021; the 4 PM pricing variant of the ICE Short US Treasury Securities Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE Short US Treasury Securities Index which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.